UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.6%
Equity — 53.7%
232,492	Goldman Sachs Structured International Equity Fund—16.3%	$1,990,135
154,831	Goldman Sachs Structured Large Cap Value Fund—9.7%	1,176,713
123,167	Goldman Sachs Structured Large Cap Growth Fund—9.3%	1,130,671
123,747	Goldman Sachs Structured Small Cap Equity Fund—7.7%	940,480
147,348	Goldman Sachs Structured Emerging Markets Equity Fund—7.5%	909,140
26,725	Goldman Sachs Structured International Small Cap Fund—1.2%	152,066
25,131	Goldman Sachs International Real Estate Securities Fund—1.1%	139,730
15,471	Goldman Sachs Real Estate Securities Fund—0.9%	112,477

		6,551,412

Fixed Income — 46.9%
215,522	Goldman Sachs Inflation Protected Securities Fund—18.6%	2,262,976
111,769	Goldman Sachs Global Income Fund—11.6%	1,409,407
102,990	Goldman Sachs Core Fixed Income Fund—7.3%	888,805
86,367	Goldman Sachs High Yield Fund—4.2%	511,293
21,892	Goldman Sachs Emerging Markets Debt Fund—1.8%	225,927
26,319	Goldman Sachs Local Emerging Markets Debt Fund—1.8%	217,128
34,128	Goldman Sachs Commodity Strategy Fund—1.6%	199,304

		5,714,840

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.6%		$12,266,252

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(72,758)

NET ASSETS — 100.0%		$12,193,494

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,867,797

Gross unrealized gain	79,270
Gross unrealized loss	(1,680,815)

Net unrealized security loss	$(1,601,545)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.7%
Equity — 62.4%
265,543	Goldman Sachs Structured International Equity Fund—19.4%	$2,273,045
181,699	Goldman Sachs Structured Large Cap Value Fund—11.8%	1,380,912
146,601	Goldman Sachs Structured Large Cap Growth Fund—11.5%	1,345,802
155,964	Goldman Sachs Structured Emerging Markets Equity Fund—8.2%	962,299
125,829	Goldman Sachs Structured Small Cap Equity Fund—8.1%	956,302
26,744	Goldman Sachs Structured International Small Cap Fund—1.3%	152,171
25,583	Goldman Sachs International Real Estate Securities Fund—1.2%	142,240
15,501	Goldman Sachs Real Estate Securities Fund—0.9%	112,694

		7,325,465

Fixed Income — 38.3%
159,199	Goldman Sachs Inflation Protected Securities Fund—14.2%	1,671,591
92,731	Goldman Sachs Global Income Fund—10.0%	1,169,333
60,893	Goldman Sachs Core Fixed Income Fund—4.5%	525,503
80,909	Goldman Sachs High Yield Fund—4.1%	478,984
21,835	Goldman Sachs Emerging Markets Debt Fund—1.9%	225,341
26,304	Goldman Sachs Local Emerging Markets Debt Fund—1.9%	217,007
34,391	Goldman Sachs Commodity Strategy Fund—1.7%	200,841

		4,488,600

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.7%		$11,814,065

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(77,559)

NET ASSETS — 100.0%		$11,736,506

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,973,994

Gross unrealized gain	53,395
Gross unrealized loss	(3,213,324)

Net unrealized security loss	$(3,159,929)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%
Equity — 70.1%
357,796	Goldman Sachs Structured International Equity Fund—22.1%	$3,062,735
250,376	Goldman Sachs Structured Large Cap Value Fund—13.8%	1,902,857
204,242	Goldman Sachs Structured Large Cap Growth Fund—13.6%	1,874,945
195,764	Goldman Sachs Structured Emerging Markets Equity Fund—8.7%	1,207,865
150,904	Goldman Sachs Structured Small Cap Equity Fund—8.3%	1,146,870
32,418	Goldman Sachs Structured International Small Cap Fund—1.3%	184,456
31,656	Goldman Sachs International Real Estate Securities Fund—1.3%	176,005
18,701	Goldman Sachs Real Estate Securities Fund—1.0%	135,958

		9,691,691

Fixed Income — 30.3%
137,030	Goldman Sachs Inflation Protected Securities Fund—10.4%	1,438,820
70,897	Goldman Sachs Global Income Fund—6.5%	894,015
65,929	Goldman Sachs Core Fixed Income Fund—4.1%	568,966
84,205	Goldman Sachs High Yield Fund—3.6%	498,492
26,495	Goldman Sachs Emerging Markets Debt Fund—2.0%	273,432
31,978	Goldman Sachs Local Emerging Markets Debt Fund—1.9%	263,817
41,871	Goldman Sachs Commodity Strategy Fund—1.8%	244,526

		4,182,068

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%		$13,873,759

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(58,219)

NET ASSETS — 100.0%		$13,815,540

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$17,018,421

Gross unrealized gain	63,206
Gross unrealized loss	(3,207,868)

Net unrealized security loss	$(3,144,662)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%
Equity — 80.7%
515,426	Goldman Sachs Structured International Equity Fund—26.0%	$4,412,043
367,421	Goldman Sachs Structured Large Cap Value Fund—16.4%	2,792,403
303,322	Goldman Sachs Structured Large Cap Growth Fund—16.4%	2,784,496
261,717	Goldman Sachs Structured Emerging Markets Equity Fund—9.5%	1,614,793
191,705	Goldman Sachs Structured Small Cap Equity Fund—8.6%	1,456,958
41,470	Goldman Sachs Structured International Small Cap Fund—1.4%	235,966
42,164	Goldman Sachs International Real Estate Securities Fund—1.4%	234,434
24,275	Goldman Sachs Real Estate Securities Fund—1.0%	176,479

		13,707,572

Fixed Income — 19.7%
70,410	Goldman Sachs Inflation Protected Securities Fund—4.3%	739,306
84,073	Goldman Sachs Core Fixed Income Fund—4.3%	725,552
84,079	Goldman Sachs High Yield Fund—2.9%	497,745
32,446	Goldman Sachs Global Income Fund—2.4%	409,140
32,872	Goldman Sachs Emerging Markets Debt Fund—2.0%	339,237
39,710	Goldman Sachs Local Emerging Markets Debt Fund—1.9%	327,608
54,194	Goldman Sachs Commodity Strategy Fund—1.9%	316,492

		3,355,080

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%		$17,062,652

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(75,375)

NET ASSETS — 100.0%		$16,987,277

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,666,975

Gross unrealized gain	55,448
Gross unrealized loss	(3,659,771)

Net unrealized security loss	$(3,604,323)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.6%
Equity — 86.5%
393,814	Goldman Sachs Structured International Equity Fund—28.4%	$3,371,051
223,713	Goldman Sachs Structured Large Cap Growth Fund—17.3%	2,053,683
269,618	Goldman Sachs Structured Large Cap Value Fund—17.3%	2,049,095
194,192	Goldman Sachs Structured Emerging Markets Equity Fund—10.1%	1,198,166
140,995	Goldman Sachs Structured Small Cap Equity Fund—9.1%	1,071,561
34,805	Goldman Sachs International Real Estate Securities Fund—1.6%	193,513
29,925	Goldman Sachs Structured International Small Cap Fund—1.4%	170,275
20,253	Goldman Sachs Real Estate Securities Fund—1.3%	147,236

		10,254,580

Fixed Income — 14.1%
65,354	Goldman Sachs Core Fixed Income Fund—4.8%	564,003
25,310	Goldman Sachs Global Income Fund—2.7%	319,156
40,808	Goldman Sachs Commodity Strategy Fund—2.0%	238,320
39,420	Goldman Sachs High Yield Fund—2.0%	233,369
15,410	Goldman Sachs Emerging Markets Debt Fund—1.3%	159,030
18,597	Goldman Sachs Local Emerging Markets Debt Fund—1.3%	153,428

		1,667,306

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.6%		$11,921,886

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(67,262)

NET ASSETS — 100.0%		$11,854,624

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,566,497

Gross unrealized gain	22,409
Gross unrealized loss	(3,667,020)

Net unrealized security loss	$(3,644,611)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.9%
Equity — 91.9%
289,202	Goldman Sachs Structured International Equity Fund—30.7%	$2,475,568
159,705	Goldman Sachs Structured Large Cap Growth Fund—18.2%	1,466,094
191,926	Goldman Sachs Structured Large Cap Value Fund—18.1%	1,458,635
139,029	Goldman Sachs Structured Emerging Markets Equity Fund—10.6%	857,808
100,581	Goldman Sachs Structured Small Cap Equity Fund—9.5%	764,419
27,009	Goldman Sachs International Real Estate Securities Fund—1.9%	150,167
21,004	Goldman Sachs Structured International Small Cap Fund—1.5%	119,515
15,827	Goldman Sachs Real Estate Securities Fund—1.4%	115,066

		7,407,272

Fixed Income — 9.0%
25,176	Goldman Sachs Core Fixed Income Fund—2.7%	217,271
29,632	Goldman Sachs Commodity Strategy Fund—2.2%	173,050
9,764	Goldman Sachs Global Income Fund—1.5%	123,128
15,209	Goldman Sachs High Yield Fund—1.1%	90,038
5,948	Goldman Sachs Emerging Markets Debt Fund—0.8%	61,380
7,180	Goldman Sachs Local Emerging Markets Debt Fund—0.7%	59,228

		724,095

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.9%		$8,131,367

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(69,389)

NET ASSETS — 100.0%		$8,061,978

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,906,078

Gross unrealized gain	7,605
Gross unrealized loss	(3,782,316)

Net unrealized security loss	$(3,774,711)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by reputable securities dealers. The pricing services may use valuation models or matrix pricing, which considers either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time it determines an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

Fair Value of Investments — For the period ended May 31, 2009, the Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value of Measurement (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
Level	2010	2015	2020	2030	2040	2050

Level 1	$12,266,252	$11,814,065	$13,873,759	$17,062,652	$11,921,886	$8,131,367
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

Total	$12,266,252	$11,814,065	$13,873,759	$17,062,652	$11,921,886	$8,131,367

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2009

* Print the name and title of each signing officer under his or her signature.